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                                     THE GOVETT FUNDS, INC.
                                     250 Montgomery Street
[govett logo]                        Suite 1200
                                     San Francisco, CA 94104
                                     Telephone: 415-263-1865
                                     Fax: 415-263-1880




                                April 24, 1998


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549


     Re:  The Govett Funds, Inc. (the "Company")

          Securities Act of 1933 Registration No. 33-37783 and Investment
          ---------------------------------------------------------------
          Company Act File No. 811-6229
          -----------------------------


Ladies and Gentlemen:


     Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that (i) the form of Institutional Class Prospectus for Govett International Equity, Govett Emerging Markets Equity, Govett Latin America, Govett Asia, Govett Smaller Companies, and Govett Global Income Funds (the "Original Funds") dated April 17, 1998; (ii) the form of Class B Retail Shares Prospectus for the Original Funds dated April 17, 1998; (iii) the form of the prospectus for all classes of shares of Govett China, Govett Asian Smaller Companies, and Govett Europe Funds dated April 17, 1998; and (iv) the form of the Statement of Additional Information for all classes of all series of the Company dated April 17, 1998 that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in the most recent Post-Effective Amendment to its Registration Statement on Form N-1A ("Amendment No. 22"), and further, that the text of Amendment No. 22 was filed electronically with the Commission on April 17, 1998.

     The form of Class A Retail Shares Prospectus for the Original Funds dated April 17, 1998 has been filed under separate cover pursuant to paragraph (c) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended.





                                    Very truly yours,



                                    /s/ Alice L Schulman

                                    Alice L. Schulman
                                    Secretary